Label	Element	Value
Merlyn.AI Tactical Growth and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MERLYN.AI TACTICAL GROWTH AND INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Merlyn.AI Tactical Growth and Income ETF (the "Fund") seeks to track the total return performance, before fees and expenses, of the MAI Tactical Growth and Income Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). The fees and expenses are expressed as a percentage of the Fund's average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 15, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, and are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the fee waiver described above. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, the Fund's sponsor, and sublicensed to Empowered Funds, LLC, the Fund's investment adviser (the "Adviser").

The Index

The Index uses a proprietary market risk indicator (the Bull/Bear Indicator) that seeks to determine whether U.S. equity markets appear to be in an advancing market (a "Bull" indicator) or appear to have an elevated risk of market decline (a "Bear" indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment. In addition, when in a Bear market, the Bull/Bear Indicator assesses whether a particularly sharp rebound follows a recent market decline, in which case the Bull indicator is triggered. Price-trend indicates the degree to which U.S. market securities prices are trending higher or lower. Market momentum indicates the volume-adjusted, price-trend of U.S. equity market securities to assess investor conviction. Value sentiment indicates the recent proportion of U.S. equity market securities making 52-week highs against those making 52-week lows.

When any one of the three metrics is negative and that metric is declining further at month-end, the "Bear" indicator is triggered and the Index is constructed via the Bear methodology. When one or more of the three metrics is positive in value and the remaining metrics are increasing, the "Bull" indicator is triggered and the Index is constructed via the Bull methodology. The Index generally shifts between a "Bull" sentiment and a "Bear" sentiment, as appropriate, at month-end. Additionally, the Index's construction may shift from Bear to Bull during a month if, as noted above, the "Bull" indicator is triggered due to a particularly sharp rebound following a recent market decline. The Index remains constructed using a "Bull" or "Bear" methodology until a subsequent event triggers a change.

When the Bull/Bear Indicator signals a "Bull" market, the Index identifies a portfolio of up to eight exchange-traded funds that principally trade on a U.S. exchange ("ETFs"). The Index selects one ETF from each of eight underlying categories as described below (however, due to permissible duplication, the Index may identify as few as six ETFs). For each category, the Index identifies the ETF having the highest recent return performance relative to other ETFs in the category (the "Momentum Leader").

In contrast, when the Bull/Bear Indicator signals a "Bear" market, the Index identifies a portfolio of four or more ETFs, each a Momentum Leader, selected from a generally more conservative Bear Universe, as described below.

"Bull" Indicator - Portfolio Construction

When the Bull/Bear Indicator signals a "Bull" market, the Index identifies a portfolio of eight ETFs, one selected from each of the eight the ETF categories tabulated below. The Index's portfolio will generally reflect a classic conservative portfolio with approximately a 30/70 stocks and bonds split.

Categories
Category	Weight	Category	Weight
Sectors	15%	Bonds-1	20%
Countries	5%	Bonds-2	20%
Global/Regions	5%	Bonds-3	15%
Dividends	5%	Bonds-4	15%

Note: The non-duplication process (described below), will generally cause duplicative categories (that is, Bonds) to select different ETFs.

"Bull" market Index construction includes the following four steps:

Step 1: In the first step of Index construction, the Index Provider selects a set of broad investment categories (listed below) having generally divergent investment objectives, but which may overlap one another. The categories are viewed as general guidelines and the scope of each category is interpreted broadly.

The Index Provider then divides each category into a set of broad sub-categories. In addition, for some categories, the Index Provider also includes "broad U.S. equity markets" as a sub-category, which seek to provide a momentum performance floor. Like categories, sub-categories are viewed as general guidelines and the scope of each sub-category is interpreted broadly and may overlap. As a result, a single ETF may be included in several different categories and sub-categories.

•	The "Sectors" category includes ETFs that invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance. The Sector's sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

•	The "Countries" category includes ETFs that invest primarily in a single country, which can be any country in the World. The Country's sub-categories also include a broad U.S. sub-category (seeking to provide a momentum performance floor).

•	The "Global/Regions" category includes ETFs that invest primarily in one of several broad geo-political region sub-categories, such as global, Europe, Asia Pacific, and emerging markets. The Global/Region's sub-categories also include a broad U.S. equity market sub-category (seeking to provide a momentum performance floor).

•	The "Dividends" category includes ETFs that invest primarily based on whether particular securities are anticipated to continue to generate dividends.

•	The "Bonds" category includes ETFs that primarily invest in of several bond sub-categories, such as mid-duration treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

The Bull Universe excludes, among others: (1) certain small ETFs (based on assets under management); (2) currency ETFs; (3) leveraged ETFs; (4) inverse ETFs; (5) utility ETFs; (6) commodity ETFs; (7) global/foreign fixed income ETFs; (8) global/foreign sector ETFs (9) inflation protected treasury ETFs; (10) long-term treasury ETFs; (11) short-term treasury ETFs; (12) short-term bond ETFs; and (13) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF's name and investment objective; and as a result, the Fund's underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: In the second step of Index construction, the Index Provider determines the Bull Universe of ETFs for each category and sub-category. The Index Provider initially screens ETFs based on information provided by the ETF's name and investment objectives to identify candidates for membership in a particular category and sub-category. The Index Provider then further screens each candidate by conducting a correlation test with other sub-category members or candidates to confirm that the candidate being evaluated is sufficiently of similar character to become a member of the sub-category's universe of ETFs. A single ETF may be a member of several categories and sub-categories.

Step 3: In the third step of Index construction, the Index seeks to improve each category's Bull Universe of ETFs. The Index develops twelve separate models for each category. Each model is comprised of a different mix of ETF candidates, and each model includes an ETF from each sub-category. The Index then measures the recent return performance of each model's ETF universe. To more efficiently and effectively analyze the ETF universes, the Index uses a form of artificial intelligence that seeks to evolve and improve the twelve models each month by incrementally attempting to improve their mix of candidate ETFs. The Index then uses a proprietary momentum algorithm to identify the Momentum Leader of each of the twelve models. Finally, the Index evaluates the Momentum Leaders of the twelve models and selects the category's overall Momentum Leader.

Step 4: In the final step of Index construction, if any duplicate ETFs have been selected, the Index performs an analysis that attempts to find suitable alternatives. If a suitable alternative cannot be found, duplicate ETF selections are permitted. The Index will be comprised of at least six unique ETFs.

"Bear" Indicator - Portfolio Construction

"Bear" market Index construction includes the following three steps:

Step 1: The Index identifies a portfolio of four or more ETFs from the Bear Universe, which includes ETFs in the following categories: (1) medium- and long-term treasury, (2) aggregate bond, (3) long-term bond, (4) corporate bond, (5) high-yield bond, (6) gold, and (7) broad-based U.S. equity market. The categories are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category.

The Bear Universe excludes, among others: (1) leveraged ETFs; (2) inverse ETFs; (3) currency ETFs; (4) short-term treasury and money market ETFs; (5) inflation protected treasury ETFs; (6) global/foreign fixed income ETFs; (7) commodity ETFs (except gold); (8) equity ETFs (except broad-based U.S. equity market index ETFs); (9) certain small ETFs (based on assets under management); and (10) ETFs with less than one year of operating of history. Each of the foregoing exclusions is based only on the relevant ETF's name and investment objective; and as a result, the Fund's underlying ETFs may, from time to time, hold the foregoing types of securities in their portfolios.

Step 2: The Index creates two models each including a different mix of Bear Universe ETFs, one that will typically select, in the Index Provider's view, more conservative ETFs from the Bear Universe (the "Conservative Model") and one that will select, in the Index Provider's view, more aggressive ETFs from the Bear Universe (the "Aggressive Model"). The Index uses the Conservative Model to seek to select up to four ETFs (each, a Momentum Leader), two ETFs that will each have a 20% allocation of the overall Fund portfolio, the other two ETFs will each have a 15% allocation of the overall Fund portfolio. The Index uses the Aggressive Model to select up to four additional ETFs (each, a Momentum Leader), one ETF will have a 15% allocation of the overall Fund portfolio, and each of the other three ETFs will have a 5% allocation of the overall Fund portfolio. Because the Index may select duplicate ETFs, a particular ETF may be selected for both the Conservative Model and the Aggressive Model. Likewise, a particular ETF may be selected for both Conservative Model ETFs and multiple Aggressive Model ETFs. The Index will, at a minimum, select four ETFs. Notwithstanding the foregoing, the Bear Index may select ETFs that may generally be considered aggressive, such as high-yield bond ETFs and ETFs invested according to a broad U.S. equity market.

Step 3: In the final stage of the Bear Index construction, the Index seeks to minimize the selection of duplicate ETFs by the bear market models. The Index attempts to identify suitable substitutes. If it is unable to identify a suitable substitute, duplicate ETF selections are permitted. Due to a more limited Bear universe of potential substitutes, the Index's final portfolio may be comprised of only four or more ETFs.

Index Reconstitution

Following the close of U.S. markets on the last trading day of each month, the Index is reconstituted. In addition, if the Bull/Bear Indicator's signal changes from Bear to Bull, the Index will be reconstituted the following business day (which may occur other than month-end).

The Fund's Investment Strategy

Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a "replication" strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a "representative sampling" strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund's assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (such as potential limitations on investments in certain underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As of October 2, 2019, the Index was weighted as follows: 20% in the Vanguard Total Corporate Bond ETF; 20% in the iShares iBoxxx Investment Grade Corporate Bond ETF; 15% in the Goldman Sachs Access Investment Grade Corporate Bond ETF; 15% in the iShares U.S. Medical Devices ETF; 15% in the iShares Broad USD Investment Grade Corporate Bond ETF; 5% in the iShares Morningstar Large-Cap Growth ETF; 5% in the Invesco S&P Midcap Momentum ETF; 5% in the SPDR Portfolio S&P500 Growth ETF; and 0% in cash and cash equivalents.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading "Additional Information About the Fund's Risks".

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Bond Risks & Bull Index Bond Risks. When the Bull/Bear Indicator reflects a "Bull" designation, the Fund will be subject to bond and fixed income risks. Likewise, when the Bull/Bear Indicator reflects a "Bear" designation, those risks will be heightened, as a higher percentage or all of the then-selected ETFs will be bond and fixed income ETFs.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF's yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor's willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund's Investment Objective and Strategies.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Fund's Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Fund's Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund's definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund's Investment Objective and Strategies.

Dividend Investing Risks. The Fund will be subject to the risk that issuers that have historically paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by an underlying ETF decreases, that ETF may have less income to distribute to the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund's investment strategy may from time to time result in higher turnover rates. This may increase the Fund's brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund's investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as "Acquired Fund Fees and Expenses."

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic's historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund's investment limitations (for example, to maintain the Fund's tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund's return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

Premium-Discount Risk. The Shares may trade above or below their net asset value ("NAV"). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca ("Exchange") or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund's Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund's Shares, potentially causing the market price of the Fund's Shares to deviate from its NAV.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs"). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Less Experienced Index Provider Risk. The Index Provider is new and less experienced, and therefore there is a greater risk that the Index Provider may fail to compile the Index accurately.

Monthly Rebalance Risk. Because the Index generally only changes its exposure based on data as of the last business day of each month, (i) the Index's exposure may be affected by significant market movements at or near month end that are not predictive of the market's performance for the subsequent month and (ii) changes to the Index's exposure may lag a significant change in the market's direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index's exposure may result in significant underperformance relative to the broader equity or fixed income market.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.MerlynETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MerlynETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Merlyn.AI Tactical Growth and Income ETF | Merlyn.AI Tactical Growth and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%
One Year:	rr_ExpenseExampleYear01	$ 77
Three Years:	rr_ExpenseExampleYear03	$ 240

[1]	Other Expenses are estimated for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, and are estimated for the current fiscal year.
[3]	The Fund's investment adviser has contractually agreed to waive up to 25 basis points (0.25%) of its management fee to offset all or a portion of acquired fund fees and expenses. The waiver will remain in effect at least until October 15, 2020. This waiver agreement may be terminated early only by, or with the consent of, the Fund's Board of Trustees.